Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	0.00
Total Fee Amount	69,050.00
Total Offset Amount	0.00
Net Fee	69,050.00
Narrative - Max Aggregate Offering Price	$ 500,000,000
Final Prospectus	true